Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($) (e)	Total Shareholder Return(4) ($) (f)	PvP Peer Group Total Shareholder Return(5) ($) (g)	Net Income(6) (in millions) (h)	Adjusted EBITDA(7) (in millions) (i)
2024	11,903,681	26,604,006	2,520,653	4,499,692	170.17	132.31	647	1,230
2023	11,101,992	19,410,647	2,255,416	3,342,377	131.70	128.13	643	1,189
2022	9,476,866	14,451,217	2,416,154	3,050,919	115.44	133.24	492	1,002
2021	10,326,083	14,161,465	2,715,632	2,883,921	110.50	122.95	117	896
2020	9,648,514	5,928,950	2,022,705	1,538,717	87.45	106.15	348	869

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Dollar amounts shown are the amounts reported for the PEO under the “Total” column of the Summary Compensation Table (“SCT”) for the years presented (the “Covered Years”). James Zallie was our PEO for each Covered Year.
Dollar amounts shown represent the average of the total compensation amounts reported in the SCT for the Non-PEO NEOs for the
Covered Years. The following executive officers served as the Non-PEO NEOs for the following years: (i) for 2024, James Gray, Tanya Jaeger de Foras, Robert Ritchie, and Eric Seip; (ii) for 2023, James Gray, Eric Seip, Nancy Wolfe, and Jeremy Xu; (iii) for 2022, James Gray, Jorgen
Kokke, Nancy Wolfe, and Jeremy Xu; (iv) for 2021, James Gray, Jorgen Kokke, Janet Bawcom, Eric Seip, and Jeremy Xu; and (v) for 2020,
James Gray, Elizabeth Adefioye, Janet Bawcom, and Jorgen Kokke.

Peer Group Issuers, Footnote	The cumulative PVP Peer Group TSR utilizes the S&P 1500 Food, Beverage, and Tobacco Index (the “PVP Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K to be included in our annual report for the year ended
December 31, 2024. For each Covered Year, our PVP Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.

PEO Total Compensation Amount	$ 11,903,681	$ 11,101,992	$ 9,476,866	$ 10,326,083	$ 9,648,514
PEO Actually Paid Compensation Amount	$ 26,604,006	19,410,647	14,451,217	14,161,465	5,928,950
Adjustment To PEO Compensation, Footnote	Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. The table below reflects adjustments to our calculation for all years covered by the disclosure. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the Non-PEO NEOs. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made to the inputs in the Black-Scholes option pricing model to determine the fair value as of each measurement date. Performance stock unit grant date fair values are calculated using a Monte-Carlo simulation model for the TSR-based potion of the award (where applicable) and Adjusted ROIC for the
Adjusted ROIC-based portion of the award. Adjustments have been made to the inputs into the Monte-Carlo simulation and Adjusted
ROIC calculation as of the measurement date. In 2022, the PCC Committee approved the payment of dividends in cash on PSUs at the time of vesting based on actual performance achieved for performance cycles including calendar year 2023 and subsequent years. The
Compensation Actually Paid amounts have been updated accordingly. Restricted stock unit grant date fair values are calculated using the
Closing Price of the Company’s common stock as of the grant date. Adjustments have been made using the Closing Price of the Company’s common stock as of the measurement date.

Adjustments to Determine Compensation “Actually Paid”	PEO					Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in the SCT	-365,233	-557,470	-29,572	-356,593	-583,455	-51,778	-23,224	-9,063	-12,655	-15,301
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-5,663,846	-5,182,466	-4,756,723	-5,402,825	-4,834,371	-864,167	-756,709	-762,884	-1,090,714	-731,309

Adjustments to Determine Compensation “Actually Paid”	PEO					Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,699,996	-1,599,741	-1,562,393	-1,622,964	-1,475,313	-259,377	-221,840	-229,671	-229,691	-223,170
Increase for “Service Cost” for Pension Plans	125,112	130,733	147,024	159,382	120,986	15,417	7,105	8,345	6,863	6,476
Fair value of equity compensation granted in current year	13,517,537	10,011,282	9,980,318	10,371,863	4,836,982	2,065,622	1,427,945	1,533,228	1,632,198	731,700
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	5,695,450	2,931,627	1,207,751	1,558,116	-1,614,038	716,838	372,424	127,162	142,575	-226,028
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,091,301	2,574,690	-12,054	-871,597	-170,261	356,485	281,260	-32,353	-46,623	-26,332
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	-94	—	—	—	-233,665	-24
Total Adjustments	14,700,325	8,308,655	4,974,351	3,835,382	-3,719,564	1,979,040	1,086,961	634,765	168,289	-483,988

Non-PEO NEO Average Total Compensation Amount	$ 2,520,653	2,255,416	2,416,154	2,715,632	2,022,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,499,692	3,342,377	3,050,919	2,883,921	1,538,717
Adjustment to Non-PEO NEO Compensation Footnote	Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. The table below reflects adjustments to our calculation for all years covered by the disclosure. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the Non-PEO NEOs. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made to the inputs in the Black-Scholes option pricing model to determine the fair value as of each measurement date. Performance stock unit grant date fair values are calculated using a Monte-Carlo simulation model for the TSR-based potion of the award (where applicable) and Adjusted ROIC for the
Adjusted ROIC-based portion of the award. Adjustments have been made to the inputs into the Monte-Carlo simulation and Adjusted
ROIC calculation as of the measurement date. In 2022, the PCC Committee approved the payment of dividends in cash on PSUs at the time of vesting based on actual performance achieved for performance cycles including calendar year 2023 and subsequent years. The
Compensation Actually Paid amounts have been updated accordingly. Restricted stock unit grant date fair values are calculated using the
Closing Price of the Company’s common stock as of the grant date. Adjustments have been made using the Closing Price of the Company’s common stock as of the measurement date.

Adjustments to Determine Compensation “Actually Paid”	PEO					Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in the SCT	-365,233	-557,470	-29,572	-356,593	-583,455	-51,778	-23,224	-9,063	-12,655	-15,301
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-5,663,846	-5,182,466	-4,756,723	-5,402,825	-4,834,371	-864,167	-756,709	-762,884	-1,090,714	-731,309

Adjustments to Determine Compensation “Actually Paid”	PEO					Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,699,996	-1,599,741	-1,562,393	-1,622,964	-1,475,313	-259,377	-221,840	-229,671	-229,691	-223,170
Increase for “Service Cost” for Pension Plans	125,112	130,733	147,024	159,382	120,986	15,417	7,105	8,345	6,863	6,476
Fair value of equity compensation granted in current year	13,517,537	10,011,282	9,980,318	10,371,863	4,836,982	2,065,622	1,427,945	1,533,228	1,632,198	731,700
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	5,695,450	2,931,627	1,207,751	1,558,116	-1,614,038	716,838	372,424	127,162	142,575	-226,028
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,091,301	2,574,690	-12,054	-871,597	-170,261	356,485	281,260	-32,353	-46,623	-26,332
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	-94	—	—	—	-233,665	-24
Total Adjustments	14,700,325	8,308,655	4,974,351	3,835,382	-3,719,564	1,979,040	1,086,961	634,765	168,289	-483,988

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company Total Shareholder Return
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and Non-PEO NEOs in relation to our TSR, as well as our TSR compared to our PVP Peer Group TSR over the same period. In 2024, our TSR exceeded our PVP Peer
Group TSR. For 2024, based on our relative percentile ranking with respect to TSR and our performance against our Adjusted
ROIC metric, our PEO and non-PEO NEOs earned performance shares awarded for the 2022 – 2024 performance period at the maximum performance level of 200%.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Company Net Income
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and Non-PEO NEOs in relation to
Company net income. Our 2021 net income was negatively impacted by an impairment of $340 million related to net assets contributed to a joint venture in South America.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Adjusted EBITDA The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and Non-PEO NEOs in relation to our Adjusted EBITDA.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Company Total Shareholder Return
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and Non-PEO NEOs in relation to our TSR, as well as our TSR compared to our PVP Peer Group TSR over the same period. In 2024, our TSR exceeded our PVP Peer
Group TSR. For 2024, based on our relative percentile ranking with respect to TSR and our performance against our Adjusted
ROIC metric, our PEO and non-PEO NEOs earned performance shares awarded for the 2022 – 2024 performance period at the maximum performance level of 200%.

Tabular List, Table

Adjusted EBITDA
Adjusted ROIC
Relative Total Shareholder Return versus PVP Peer Group

Total Shareholder Return Amount	$ 170.17	131.70	115.44	110.50	87.45
Peer Group Total Shareholder Return Amount	132.31	128.13	133.24	122.95	106.15
Net Income (Loss)	$ 647,000,000	$ 643,000,000	$ 492,000,000	$ 117,000,000	$ 348,000,000
Company Selected Measure Amount	1,230,000,000	1,189,000,000	1,002,000,000	896,000,000	869,000,000
PEO Name	James Zallie
Additional 402(v) Disclosure	The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the Covered Year-end values of such investment as of the end of 2024, 2023, 2022, 2021, and 2020.
Amounts reported represent Net Income attributable to Ingredion as presented in the Company’s audited financial statements for the applicable Covered Year.
While we utilize several performance measures to align executive compensation with Company performance, not all incentive measures are presented in the pay versus performance table above. We generally seek to incentivize long-term performance and therefore do not specifically align performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year.
We provide information below about the relationship between the compensation actually paid to our PEO and Non-PEO NEOs for the Covered Years as shown in the pay versus performance table above and:
•our cumulative TSR;
•our net income; and
•our Adjusted EBITDA.

Impairment Impact Of Net Income				$ (340,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important performance measure used to link Company performance to Compensation
Actually Paid to our PEO and Non-PEO NEOs for 2024. Adjusted EBITDA was the highest-weighted financial metric used to determine NEO performance under our Annual Incentive Plan for 2024, as discussed under “Financial Metrics” on page 33 of the Compensation Discussion and Analysis section of this proxy statement. This performance measure may not have been the most important performance measure for any other Covered Year. We may determine that a different performance measure will be the most important performance measure for future years. Adjusted EBITDA is defined under “Financial Metrics” on page 33 of the Compensation Discussion and Analysis section of this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return versus PVP Peer Group
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,700,325	$ 8,308,655	$ 4,974,351	3,835,382	$ (3,719,564)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,233)	(557,470)	(29,572)	(356,593)	(583,455)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,112	130,733	147,024	159,382	120,986
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,663,846)	(5,182,466)	(4,756,723)	(5,402,825)	(4,834,371)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,517,537	10,011,282	9,980,318	10,371,863	4,836,982
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,695,450	2,931,627	1,207,751	1,558,116	(1,614,038)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,091,301	2,574,690	(12,054)	(871,597)	(170,261)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(94)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,699,996)	(1,599,741)	(1,562,393)	(1,622,964)	(1,475,313)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,979,040	1,086,961	634,765	168,289	(483,988)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,778)	(23,224)	(9,063)	(12,655)	(15,301)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,417	7,105	8,345	6,863	6,476
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(864,167)	(756,709)	(762,884)	(1,090,714)	(731,309)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,065,622	1,427,945	1,533,228	1,632,198	731,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	716,838	372,424	127,162	142,575	(226,028)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,485	281,260	(32,353)	(46,623)	(26,332)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(233,665)	(24)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (259,377)	$ (221,840)	$ (229,671)	$ (229,691)	$ (223,170)